Acquisition (Fair Value Of Consideration Paid) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2010
Acquisition [Abstract]
Cash	¥ 403,780
Fair value of noncontrolling interests	532,360
Total	¥ 936,140